Shareholders' Equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2006	Jan. 01, 2021	Dec. 31, 2019	Dec. 31, 2013
Class of Stock [Line Items]
Number of preferred stock shares authorized	50,000,000										50,000,000
Number of common stock shares authorized	4,000,000,000										4,000,000,000
Number of common stock shares outstanding	1,500,000,000										1,500,000,000
Number of common stock shares reserved for future issuance	41,000,000
Remaining authorized share repurchase amount										$ 3,000
Preferred stock outstanding	209,510										209,510
Impact of preferred stock call	$ 13
Series H [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued												20,000
Liquidation preference per share												$ 25,000
Preferred stock outstanding											20,000
Impact of preferred stock call	$ 13
Series F [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued						44,000
Liquidation preference per share						$ 25,000
Preferred stock dividend rate fixed percentage						6.50%
Redemption period of preferred stock						90 days
Preferred stock redemption date						Jan. 15, 2022
Preferred stock dividend rate variable percentage						4.468%
Preferred stock outstanding	44,000										44,000
Series K Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued		23,000
Liquidation preference per share		$ 25,000
Preferred stock dividend rate fixed percentage		5.50%
Redemption period of preferred stock		90 days
Preferred stock redemption date		Oct. 15, 2023
Preferred stock outstanding	23,000										23,000
Series A [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued							6,764	5,746
Liquidation preference per share							$ 100,000
Preferred stock dividend rate fixed percentage							3.50%	3.50%
Preferred stock dividend rate variable percentage							1.02%	1.02%
Preferred stock outstanding	12,510										12,510
Series A [Member] | Noncontrolling Interests [Member]
Class of Stock [Line Items]
Liquidation preference per share									$ 100,000
Preferred stock dividend rate variable percentage									1.147%
Minority interest preferred stock, shares issued									5,000
Number of stock repurchased during period				500
Preferred stock outstanding	4,500
Series B [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued									40,000
Liquidation preference per share									$ 25,000
Preferred stock dividend rate fixed percentage									3.50%
Preferred stock dividend rate variable percentage									0.006%
Preferred stock outstanding	40,000										40,000
Series I [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued					30,000
Liquidation preference per share					$ 25,000
Preferred stock dividend rate fixed percentage					5.125%
Preferred stock dividend rate variable percentage					3.486%
Preferred stock outstanding	30,000										30,000
Series J [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued			40,000
Liquidation preference per share			$ 25,000
Preferred stock dividend rate fixed percentage			5.30%
Redemption period of preferred stock			90 days
Preferred stock redemption date			Apr. 15, 2027
Preferred stock dividend rate variable percentage			2.914%
Preferred stock outstanding	40,000										40,000
Series L [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued	20,000
Liquidation preference per share	$ 25,000
Preferred stock dividend rate fixed percentage	3.75%
Redemption period of preferred stock	90 days
Preferred stock redemption date	Jan. 15, 2026
Preferred stock outstanding	20,000